Shareholders' Equity (Details) - Schedule of ordinary shares of the company confer on their holders voting rights - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Ordinary Shares Of The Company Confer On Their Holders Voting Rights [Abstract]
Ordinary shares, Authorized	604,780	604,780	620,780
Ordinary shares, Issued and outstanding		119,977	119,977